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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:       International Specialty Products Inc.
Address:    300 Delaware Avenue
            Wilmington, Delaware  19801

Form 13F File Number:  28-5874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard A. Weinberg
Title:      Executive Vice President and General Counsel
Phone:      973-628-3520

Signature, Place, and Date of Signing:

/s/ Richard A. Weinberg        Wayne, New Jersey     February 12, 2001
-----------------------------  ------------------- ---------------------
[Signature]                           [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                             1

Form 13F Information Table Entry Total:                        2

Form 13F Information Table Value Total:                 $210,929
                                                       (thousands)

Confidential information has been omitted and filed with the Commission in accordance with Rule 24b-2 and Form 13F.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number                     Name
---               --------------------                     ----

1                       28-7274                   ISP Opco Holdings Inc.

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                                NAME OF REPORTING PERSON:  INTERNATIONAL SPECIALTY PRODUCTS INC.


Column 1              Column 2   Column 3     Column 4      Column 5       Column 6      Column 7            Column 8

                        Title                                Shares
                         Of                    Value           or         Investment      Other              Voting Authority
Name of Issuer          Class     CUSIP      (x $1,000)     Prin Amt      Discretion     Managers        Sole     Shared    None
--------------          -----     -----      ----------     --------      ----------     --------        ----     ------    ----
Hercules Inc.            COM    427056106       204,334  10,719,200 SH     DEFINED          1                   10,719,200
Minerals Technologies    COM    603158106         6,595     192,900 SH     DEFINED          1                      192,900


                              Column Total      210,929

Pursuant to the Instructions to Form 13F, holdings of fewer than 10,000 shares and less than $200,000 aggregate fair market value have not been reported.


As of 12/31/00

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